CARLYLE ALPINVEST PRIVATE MARKETS SECONDARIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2026

Private Equity Investments (79.5%)	Footnotes	Acquisition Date	Cost Value	Fair Value (1)

Secondary Investments (79.5%)	(2)(6)(7)(8)(9)
Europe (22.6%)
Alto Capital V	(3)	12/31/2025	$2,139,360	$2,722,632
Apheon Special Opportunities Fund SCA	(4)	12/31/2025	2,630,974	2,548,721
Apheon MidCap Buyout IV, SCSp	(3)	12/31/2025	11,606,415	17,772,250
Apheon MidCap Buyout VI SCSp	(4)	12/31/2025	105	—
Apheon Opseo Long Term Value Fund SCSp	(3)	12/31/2025	4,097,114	9,175,637
Apheon Svt Long Term Value Fund SCSp	(3)	12/31/2025	5,904,924	9,364,481
Backed 1, L.P.	(4)	12/31/2025	1,823,392	4,052,350
Backed 2, L.P.	(4)	12/31/2025	1,099,823	2,069,293
Bain Capital Tremont Holdings, L.P.	(3)	3/10/2026	5,507,836	5,274,360
BE VI ‘B’ LP	(4)	6/30/2026	559,652	615,323
Bregal Unternehmerkapital IV-B SCSp	(4)	12/31/2025	1,436,686	1,594,409
CVC Capital Partners VIII (A) L.P.	(5)	3/31/2026	12,706,422	15,610,162
E.C.B. (Bastille) SCA	(3)	12/31/2025	1,290,671	1,130,009
ECI 12 Special Purpose, L.P.	(3)	9/30/2025	14,559,031	16,668,161
Elysium Acquisition, L.P.	(3)	9/30/2025	10,237,194	12,647,688
Epiris Fund III (B), L.P.	(4)	12/31/2025	545,812	2,504,556
EQT IX (No. 1) EUR SCSP	(5)	6/30/2026	1,002,648	1,276,421
EQT VIII (No. 1) SCSP	(5)	6/30/2026	434,829	565,219
EQT X (No. 1) EUR SCSP	(5)	6/30/2026	810,637	851,002
Hg Saturn 4 B, L.P.	(3)	12/31/2025	107,343	29,513
Investcorp Technology Partners IV-B, L.P.	(5)	6/30/2026	444,742	1,363,396
KKR Azur Co-lnvest, L.P.	(3)	12/31/2025	4,960,388	4,218,255
KKR Rainbow Co-lnvest (Asset), L.P.	(3)	12/31/2025	3,565,534	5,469,164
KKR Sigma Co-lnvest II, L.P.	(3)	12/31/2025	8,179,911	9,896,958
Merieux Participations 2 SAS	(3)	12/31/2025	1,205,168	1,620,942
Merieux Participations SAS	(3)	12/31/2025	70,236	46,244
Mid Europa Fund IV, LP	(5)	6/30/2026	430,581	576,141
Mid Europa Fund V, LP	(5)	6/30/2026	1,039,083	1,457,632
PAI Partners VIII - 1 Global SCSp	(5)	6/30/2026	1,632,462	2,218,082
Portage Capital Solutions International Fund I, L.P.	(4)	12/31/2025	1,493,877	2,069,202
PrimeStone Capital Fund ICAV	(3)	12/31/2025	407,312	550,646
Providence Strategic Growth Europe, L.P.	(4)	9/30/2025	1,947,099	1,890,009
PSG Europe II, L.P.	(4)	9/30/2025	1,392,620	1,436,817
Sagard 3 FPCI	(3)	12/31/2025	3,764,989	3,275,584
Sagard 4A FPCI and Sagard 4B FIPS (A Shares)	(4)	12/31/2025	17,656,298	12,882,361
Sagard 4A FPCI and Sagard 4B FIPS (C Shares)	(4)	6/26/2026	1,970,494	1,105,585

CARLYLE ALPINVEST PRIVATE MARKETS SECONDARIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Sagard II-A FPCI and Sagard II-B FPCI	(3)	12/31/2025	293,486	312,187
Sagard NewGen FPCI	(3)	12/31/2025	3,002,669	2,677,131
Sagard NewGen Pharma FPCI	(3)	12/31/2025	1,056,412	808,861
Sagard Testing FPCI	(4)	12/31/2025	6,020,872	4,965,741
Total Europe			$139,035,101	$165,313,125
North America (56.7%)
Alpine Investors Heroes I-A, LP	(5)	6/30/2026	$—	$—
Alpine Investors VII, L.P.	(4)	6/30/2026	887,514	1,023,913
Alpine Investors VIII, L.P.	(4)	6/30/2026	1,848,867	2,130,574
Apollo Overseas Partners (Delaware 892) IX, L.P.	(5)	3/31/2026	11,830,112	13,942,169
Audax Private Equity Beacon CF	(3)	9/30/2025	17,905,961	23,362,153
Bain Capital Beacon Holdings, L.P.	(3)	9/30/2025	33,204,292	39,239,126
Bertram Growth Capital IV, L.P	(4)	6/30/2026	1,359,529	1,492,319
C2 Capital Global Export-To-China Fund, L.P.	(4)	12/31/2025	5,228,384	9,228,752
CB EVEREST OFFSHORE, LP	(5)	4/8/2026	14,822,725	18,632,165
CF24XB SCSp	(3)	9/30/2025	11,796,465	11,162,023
Churchill Secondary Partners II, L.P.	(3)	11/3/2025	5,659,104	5,423,685
Churchill Secondary Partners III, L.P.	(4)	3/31/2026	9,963,288	12,646,694
Clearlake Capital Partners VI, (Offshore), L.P.	(5)	6/30/2026	504,146	685,824
Court Square Capital Partners IV, L.P.	(4)	6/30/2026	1,626,950	1,855,195
Court Square Capital Partners IV-A, L.P.	(5)	3/31/2026	10,264,883	13,727,401
Court Square Capital Partners V, L.P.	(5)	3/31/2026	288,172	210,148
EAG Holdings, L.P.	(5)	3/14/2026	9,913,488	11,360,542
EagleTree Partners V (Onshore), LP	(4)	6/30/2026	1,416,168	1,557,835
EagleTree Partners VI (Onshore) A, L.P.	(5)	6/30/2026	965,295	935,901
GA Continuity Fund II, L.P.	(3)	9/30/2025	6,024,171	5,675,022
Genstar Capital Partners IX, L.P.	(5)	6/30/2026	1,147,249	1,235,585
Genstar Capital Partners X, L.P.	(5)	6/30/2026	923,711	1,054,213
Green Equity Investors Side VII, L.P.	(4)	3/31/2026	12,743,451	14,150,930
Green Equity Investors Side X, L.P.	(5)	3/31/2026	23	—
GreyLion Fund III, LP	(4)	6/30/2026	1,297,589	1,546,445
Halifax Capital Partners IV, L.P.	(4)	6/30/2026	1,204,080	1,331,829
Hellman & Friedman Capital Partners IX (Parallel), L.P.	(5)	3/31/2026	5,750,067	6,664,473
Hidden Harbor Capital Partners Continuation Fund, L.P.	(3)	9/30/2025	15,162,905	15,314,241
LEP Red Rock Fund, L.P.	(3)	10/8/2025	10,337,062	12,355,861
Linden Capital Partners V A, L.P.	(5)	6/30/2026	1,510,830	1,465,203
Littlejohn Altitude Feeder Fund (A), L.P.	(5)	5/12/2026	15,561,674	19,167,192
LM Simba CV Feeder	(3)	1/7/2026	15,627,437	21,577,998
Madison Dearborn Capital Partners Cub SPV	(3)	6/30/2026	61,101	336,956
Madison Dearborn Capital Partners IX-C, L.P.	(3)	10/8/2025	185,207	232,063

CARLYLE ALPINVEST PRIVATE MARKETS SECONDARIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Madison Dearborn Capital Partners VIII-C, L.P.	(3)	9/30/2025	1,598,360	1,428,978
Oak Hill Capital Partners V (Offshore), L.P.	(5)	6/30/2026	2,637,860	3,652,695
Oak Hill Capital Partners VI (TE 892), L.P.	(5)	6/30/2026	2,410,694	3,202,876
OEP Jupiter, L.P.	(5)	3/10/2026	14,752,715	25,304,258
One Equity Partners IX-B SCSp	(4)	12/31/2025	4,167,726	4,844,316
Peak Rock Capital Fund IV-C NUS	(4)	12/31/2025	871,253	960,762
Providence Strategic Growth II, L.P.	(4)	9/30/2025	882,491	681,190
Providence Strategic Growth III, L.P.	(4)	9/30/2025	1,822,317	1,712,758
Providence Strategic Growth IV, L.P.	(4)	9/30/2025	2,670,321	2,629,297
Providence Strategic Growth, L.P.	(4)	9/30/2025	184,506	133,370
PSG Fidelity Co-Invest, L.P.	(4)	9/30/2025	1,106,477	1,161,798
PSG LM Sequel, L.P.	(4)	10/3/2025	190,982	278,103
PSG LM Sequel, L.P.	(4)	10/3/2025	101,078	150,125
PSG V, L.P.	(4)	9/30/2025	2,803,667	2,821,929
PSG VI, L.P.	(4)	9/30/2025	388,317	460,573
Stone Point CV, L.P.	(3)	10/13/2025	24,182,881	26,793,313
Stone Point Fund IX, L.P.	(4)	6/30/2026	2,701,276	3,026,894
Stone Point Fund VII, L.P.	(4)	6/30/2026	1,025,041	1,144,335
Glow Mint Mit 2 Pty, Ltd.	(5)	3/14/2026	13,608,142	15,331,752
The Resolute Fund IV, L.P.	(4)	6/30/2026	1,457,768	1,661,676
The Resolute Fund V, L.P.	(4)	6/30/2026	2,630,338	2,973,047
The Resolute III Continuation Fund, L.P.	(3)	9/30/2025	37,590,267	35,753,353
Thoma Bravo XV-A, L.P.	(5)	6/30/2026	2,247,846	2,630,971
Thomas H. Lee Parallel Fund VIII, L.P.	(5)	3/31/2026	1,508,307	2,272,449
Warburg Pincus Capital Solutions Founders Fund, L.P.	(4)	12/31/2025	1,526,324	2,212,749
Total North America			$352,088,854	$413,947,997
Rest of World (0.2%)
CITIC Capital China Partners IV, L.P.	(5)	6/30/2026	$247,198	$449,329
Hahn & Company I, L.P.	(5)	6/30/2026	15,171	20,929
Hahn & Company II, L.P.	(5)	6/30/2026	152,566	203,727
Hahn & Company III, L.P.	(5)	6/30/2026	493,558	820,397
Hahn & Company III-S, L.P.	(5)	6/30/2026	182,328	286,493
Total Rest of World			$1,090,821	$1,780,875
Total Secondary Investments			$492,214,776	$581,041,997
Total Private Equity Investments			$492,214,776	$581,041,997
Total Investments (79.5%)			$492,214,776	$581,041,997
Cash Equivalents (30.1%)
North America (30.1%)
Goldman Sachs Financial Square Government Fund (3.5%)	(3)(4)(5)		$219,888,828	$219,888,828
Total Cash Equivalents			$219,888,828	$219,888,828

CARLYLE ALPINVEST PRIVATE MARKETS SECONDARIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Total Investments and Cash Equivalents (109.6%)	$712,103,604	$800,930,825
Other Assets and Liabilities, Net (-9.6%)		$(70,375,173)
Net Assets (100.0%)		$730,555,653

(1) The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Secondary Investment or the Fair Value of the Fund’s interest in such Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.
(2) Secondary Investments are portfolios of assets acquired on the secondary market.
(3) Investments held in AlpInvest Seed Fund II, L.P.
(4) Investments held in AlpInvest CAPS Blocker, LLC
(5) Investments held in AlpInvest CAPS Holdings, LLC
(6) Investment does not issue shares.
(7) Non-income producing security.
(8) Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026, was $581,041,997, or 79.5%, of net assets.
(9) The Fair Value of the Secondary Investments is determined using the net asset value of the respective underlying funds as a practical expedient in accordance with ASC Topic 820, Fair Value Measurement. Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE ALPINVEST PRIVATE MARKETS SECONDARIES FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2026

1. ORGANIZATION
Carlyle AlpInvest Private Markets Secondaries Fund (the “Fund”) was organized as a Delaware statutory trust on January 30, 2025. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on November 3, 2025.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“Carlyle AlpInvest”). Carlyle AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. Carlyle AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with Carlyle AlpInvest, the “Advisers”) and actively manages the portion of the Fund’s assets allocated to liquid fixed-income investments. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Secondary Investments. For purposes of this policy, “Secondary Investments” include, without limitation:

•acquisitions of privately owned portfolios, consisting primarily of single- or multiple-limited partner commitments in unaffiliated private funds (“Underlying Funds”) acquired from existing investors;
•investments involving partnering with a general partner of an Underlying Fund across a range of transaction settings and structures, with the objective of gaining exposure to one or more existing investments, often structured as continuation funds, spin-outs, fund recapitalizations, stapled secondaries, and direct asset purchases; and
•primary investments in existing Underlying Funds that have committed and reserved at least 50% of their assets to portfolio investments at the time of the Fund’s commitment (“Substantially Invested Underlying Funds”). In addition, the Fund may invest up to 10% of its assets in Underlying Funds during their original issue not in connection with any Secondary Investment (“Primary Investments”).

In calculating the value of its investments for purposes of its 80% policy, the Fund will include investments in money market funds, cash and cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less that cover binding legal commitments to invest in Underlying Funds (including Substantially Invested Underlying Funds) that the Fund reasonably expects to be called in the future.
As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund may invest in fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The Consolidated Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The consolidated Schedule of Investments include the accounts of the Fund and its wholly owned

CARLYLE ALPINVEST PRIVATE MARKETS SECONDARIES FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

subsidiaries (“Subsidiaries”). The following is a summary of significant accounting policies used in preparing the Consolidated Schedule of Investments.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

The consolidated Schedule of Investments of the Fund includes AlpInvest CAPS Holdings, LLC, AlpInvest Seed Fund II, L.P., AlpInvest Seed Fund II GP, LLC, and AlpInvest CAPS Blocker LLC, all wholly-owned subsidiaries of the Fund.

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, Carlyle AlpInvest, as the Fund’s investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). For liquid investments that are publicly traded or for which market quotations are available, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements.”
3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

CARLYLE ALPINVEST PRIVATE MARKETS SECONDARIES FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

Carlyle AlpInvest will adjust the fair value provided by the Underlying Funds’ management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Funds’ management.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Total
Cash Equivalents	$219,888,828	$—	$—	$219,888,828
Total	$219,888,828	$—	$—	$219,888,828
The Fund held Secondary Investments with a fair value of $581,041,997, which are excluded from the fair value hierarchy as of June 30, 2026, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient” are not required to be included in the fair value hierarchy.